ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	US$	US$
Government subsidies	22,818	22,078
Deferred revenue	7,603	4,946
Other tax payable	2,647	3,653
Accrued payroll and welfare	1,951	1,913
Refund liabilities	1,094	1,377
Current operating lease liabilities	3,873	1,357
Product warranty	1,718	499
Accrued expenses	832	123
Other current liabilities	1,914	1,630
Total	44,450	37,576

Schedule of product warranty

US$
Balance as of January 1, 2022	3,901
Provided during the year	4,034
Utilized during the year	(5,091)
Exchange difference	(271)
Balance as of December 31, 2022	2,573
Provided during the year	3,613
Utilized during the year	(4,397)
Exchange difference	(71)
Balance as of December 31, 2023	1,718
Provided during the year	1,685
Utilized during the year	(2,872)
Exchange difference	(32)
Balance as of December 31, 2024	499